Credit Risk and Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Credit Risk and Concentrations

Note 7 — Credit Risk and Concentrations

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

The following table sets forth the percentages of sales derived by the Company from those customers that accounted for at least 10% of sales during the nine months ended September 30, 2022, and 2021 (in thousands of dollars):

	For the Nine Months Ended September 30, 2022		For the Period April 15, 2021, through September 30, 2021
	$	%	$	%
Customer A	7,100	60%	607	13%
Customer B	2,834	24%	2,499	55%

The following table sets forth the percentages of sales derived by the Company from those customers that accounted for at least 10% of sales during the three months ended September 30, 2022, and 2021 (in thousands of dollars):

	For the Three Months Ended September 30, 2022		For the three months ended September 30, 2021
	$	%	$	%
Customer A	1,335	38%	-	-
Customer B	1,157	33%	1,254	63%
Customer C	-	-	278	14%

As of September 30, 2022, Customer B represented approximately 60% of total accounts receivable. Two other customer represents approximately 36% of total accounts receivable. As of September 30, 2021, Customers B and C represented approximately 39% and 40% of total accounts receivable, respectively.

For the nine months ended September 30, 2022, two vendors represented approximately 69% and18% of total purchases. Purchases from these vendors during the nine months ended September 30, 2022, were $6.9 million and $1.8 million respectively. In addition, the Company recorded approximately $1.5 million of settlement gains during the nine months ended September 30, 2022. Please see Note 12 – Contractual Commitments for discussion on the settlement gain.

For the three months ended September 30, 2022, four vendors represented approximately 40%, 32%, 11% and 10% of total purchases. Purchases from these vendors during the three months ended September 30, 2022, were $1.2 million $0.9 million, $0.3 million, and $0.3 million respectively.

For the period April 15, 2021, through September 30, 2021, three vendors represented approximately 55%, 17% and 10% of total purchases. Purchases from these vendors during the period April 15, 2021, through September 30, 2021, were $1.7 million, $0.5 million and, $0.3 million respectively. For the three months ended September 30, 2021, two vendors represented approximately 57% and 10% of total purchases. Purchases from these vendors during the three months ended September 30, 2021, were $0.9 million, $0.1 million respectively.

Geographic and Technology Concentration

The Company had geographic diversity between April 1, 2021, and June 30, 2022, using a colocation datacenter in North Carolina. Subsequent to June 30, 2022, the Company had consolidated its mining operations exclusively in New York.

Further, the Company had concentrated exposure to the Ethereum blockchain infrastructure through its mining operations during the periods presented. There is a possibility of digital asset mining algorithms transitioning to proof-of-stake validation and other mining related risks, which could make us less competitive and ultimately adversely affect our business and our ability to generate revenues. As of September 15, 2022, Ethereum switched from a proof-of-work model to a proof-of stake model. The Company is no longer be able to mine Ethereum.

Note 11 — Credit Risk and Concentrations

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

The following table sets forth the percentages of sales derived by SGS from those customers that accounted for at least 10% of sales during the period April 15, 2021, through December 31, 2021 (in thousands of dollars):

	For the Period April 15,
	2021, through
	December 31, 2021
	$	%
Customer A	4,826	44%
Customer B	2,946	27%

As of December 31, 2021, Customer A represented approximately 72% of total accounts receivable. One other customer represented approximately 11% of total accounts receivable.

For the period April 15, 2021, through December 31, 2021, three vendors represented approximately 36%, 25%, and 25% of total purchases. Purchases from these vendors during the year ended December 31, 2021, were $3.8 million, $2.6 million, and, $2.6 million respectively.

Mining equipment purchased from one TTM Digital vendor during the year ended December 31, 2021, was $14.2 million. Of the $14.2 million, in consideration exchanged $12 million was paid in Common Stock of the Company and the balance of $2.2 million was settled through payment of $1.1 million in digital assets and $1.1 million in cash.

Geographic and Technology Concentration

The Company had geographic concentration risk with mining operations being exclusively carried out within New York in the first Quarter of 2021 and throughout 2020, while the Company has added geographic diversity during April 2021 using a colocation datacenter in North Carolina. Any legislation that restricts or bans the mining of proof-of-work related digital asset mining in New York State would have a negative impact on the Company’s ability to operate and generate revenues.

Further, the Company had concentrated exposure to the Ethereum blockchain infrastructure through its mining operations during the periods presented. There is a possibility of digital asset mining algorithms transitioning to proof-of-stake validation and other mining related risks, which could make us less competitive and ultimately adversely affect our business and our ability to generate revenues. When and if Ethereum switches to proof-of stake the Company’s GPUs will no longer be able to mine Ethereum. Additionally, on August 5, 2021, the London Hard Fork protocol went into effect which includes changes in Ethereum’s handling of transaction fees. These changes could have an impact on the Company’s future potential Ethereum revenue stream due to less Ethereum being distributed per mined block, if not offset by an increase in the value of ETH and/or additional transaction tipping, the process by which a user can pay an additional amount to ensure a transaction is processed very quickly. The Company saw a financial impact during the year ended December 31, 2021. While the Company doubled mining capacity in the first half of the year, the difficulty to mine increased. This resulted in a steady decrease of average mining rewards, along with the market price of Ethereum, particularly during the second half of the year.

The Company has a mining pool optimized for the mining of ETH on the Ethereum blockchain. There are several factors taken into consideration when the Company elected to continue with exclusively mining ETH.